Acquisitions and Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions and Divestitures [Line Items]
Acquisitions	$ 3,016	$ 184	$ 379
Divestitures	(4,345)	(705)	(4,043)
Net Acquistions and Divestitures	(1,329)	(521)	(3,664)
Canadian Division [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions	21	28	139
Divestitures	(1,847)	(685)	(3,770)
USA Division [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions	2,995	156	240
Divestitures	(2,264)	(18)	(271)
Market Optimization [Member]
Acquisitions and Divestitures [Line Items]
Divestitures	(205)
Corporate & Other [Member]
Acquisitions and Divestitures [Line Items]
Divestitures	$ (29)	$ (2)	$ (2)